Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Schedule of operating lease
Year 2019 - $ 77,309
Year 2020 - $ 45,651

60-month lease [Member]
Schedule of operating lease
Year 2019 - $ 57,982
Year 2020 - $ 45,651

37-month lease [Member]
Schedule of operating lease
Year 2019 - $ 20,910
Year 2020 - $ 25,575
Year 2021 - $ 26,159
Year 2022 - $ 4,379